Summary of Significant Accounting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Summary Of Significant Accounting Policies [Line Items]
Description of evaluating factors in relation to available for sale securities	If the fair value of the security is 20 percent or more below its original cost for an extended period of time (generally for a period of up to six months)
Percentage of other-than-temporary fair value of security	20.00%
Consideration given to a reseller, primarily for free promotional shipping and cooperative advertising programs included in selling, general and administrative expenses	¥ 12,046	¥ 13,178	¥ 10,503
Minimum | Buildings
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation	2 years
Minimum | Machinery, equipment and others
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation	2 years
Maximum | Buildings
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation	50 years
Maximum | Machinery, equipment and others
Summary Of Significant Accounting Policies [Line Items]
Useful lives for depreciation	10 years
All Other | Error in the amounts of revenue and certain capitalizable assets being recorded at a subsidiary
Summary Of Significant Accounting Policies [Line Items]
Out of period adjustment to correct error			¥ 5,104
Home Entertainment & Sound | Error in the amount of accruals for certain sales incentives being recorded at a subsidiary
Summary Of Significant Accounting Policies [Line Items]
Out of period adjustment to correct error		¥ 8,447
Patent rights; know-how; license agreements; trademarks; software to be sold, leased or otherwise marketed, and internal-use software | Minimum
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets	3 years
Patent rights; know-how; license agreements; trademarks; software to be sold, leased or otherwise marketed, and internal-use software | Maximum
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets	10 years
Customer relationships, music catalogs, artist contracts and television carriage contracts (broadcasting agreements) | Minimum
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets	10 years
Customer relationships, music catalogs, artist contracts and television carriage contracts (broadcasting agreements) | Maximum
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets	40 years
Software to be sold, leased or otherwise marketed
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets	3 years